Finance income and expense	12 Months Ended
Dec. 31, 2023
Finance Income And Expense [Abstract]
Finance income and expense
Note 11 - Finance income and expense
The following table details the Group’s finance income and expense:

	For the year ended December 31,
Finance income	2023	2022	2021
Net foreign exchange rate gains on financial activities	37,125	—	31,574
Interest income on bank deposits	32,280	7,658	1,396
Other finance income	49	894	—
Total	$69,454	$8,552	$32,970

	For the year ended December 31,
Finance expense	2023	2022	2021
		(Restated)	(Restated)
Interest expense on credit facilities and financing obligations	116,270	33,331	11,681
Interest expense to related parties	85,203	37,945	30,770
Loss on debt modification	6,829	—	—
Interest expense related to lease liabilities	5,008	6,201	2,377
Credit facility expenses	—	—	377
Other finance expenses	11	5	13
Net foreign exchange rate losses on financial activities	—	30,920	—
Total	$213,321	$108,402	$45,218
For the years ended December 31, 2023, 2022 and 2021, interest expense to related parties was comprised of interest on overdue Trade payables balances and interest on related party borrowings. For the year ended December 31, 2023, Loss on debt modification relates to loss incurred on Polestar's modification of its related party convertible instrument with Volvo Cars. Refer to Note 27 - Related party transactions for further discussion.